Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expenses	¥ 3,041	$ 425	¥ 468
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated life	3 years	3 years
IP Rights [Member] | Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated life	3 years	3 years
Channel Relationships [Member] | Arithmetic Average [Member]
Intangible Assets, Net [Line Items]
Estimated life	10 years	10 years